Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Stock Awards Activity
The following table summarizes the RSA activity of the Company’s plans as of and for the years ended December 31, 2021 and 2020:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested restricted common stock outstanding as of December 31, 2019	1,084,125	$1.07

Vested	(788,227)	$1.06
Forfeited	(39,087)	$0.23

Unvested restricted common stock outstanding as of December 31, 2020	256,811	$1.22

Vested	(256,598)	$1.22
Forfeited	(213)	$1.35

Unvested restricted common stock outstanding as of December 31, 2021	—	$—

Schedule of Stock Option Activity
The following table summarizes the stock option activity of the Company’s plans as of and for the years ended December 31, 2021 and 2020:

	Number of shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(in years)
Options outstanding as of December 31, 2020	4,094,544	$1.88	8.58	$6,635,627
Granted	6,200,841	$7.53
Exercised	(638,754)	$1.66
Cancelled	(283,638)	$3.34

Options outstanding as of December 31, 2021	9,372,993	$5.59	8.55	$51,415,394
Options exercisable as of December 31, 2021	2,117,654	$2.56	6.52	$17,759,485

Schedule of Weighted Average Assumptions Used to Estimate Grant Date Fair Value of Stock Options
The weighted average assumptions used to estimate the grant date fair value of the stock options using the Black-Scholes option pricing model were as follows:

	2021	2020
Expected option life (in years)	6.2	5.0 – 6.1
Expected volatility	72%	67% – 72%
Risk-free interest rate	0.5%	0.4% – 1.4%
Expected dividend yield	—%	—%

Schedule of Stock-based Compensation Expense

	Year Ended December 31,
	2021	2020
	(in thousands)
Research and development	$4,616	$1,003
General and administrative	3,217	761

Total	$7,833	$1,764